Net Revenues from Customers accounted for 10% or more (Detail) - Customer Concentration Risk - Net revenues	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Customer concentration risk percentage	15.50%	37.90%	10.50%
A
Concentration Risk [Line Items]
Customer concentration risk percentage	15.50%	14.20%
B
Concentration Risk [Line Items]
Customer concentration risk percentage		13.00%
C
Concentration Risk [Line Items]
Customer concentration risk percentage		10.70%
D
Concentration Risk [Line Items]
Customer concentration risk percentage			10.50%